ADVANCES FROM THE FEDERAL HOME LOAN BANK - Savings Bank's investment in federal home loan bank stock (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Advances from the Federal Home Loan Bank, Interest rate, type	Fixed	Fixed
Advances from the Federal Home Loan Bank	$ 24,314	$ 31,327
Advances from the Federal Home Loan Bank, Interest rate, weighted-average interest rate	3.64%	3.63%
Federal Home Loan Bank Of Cincinnati | Interest rate 2.94% - 5.18%
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Advances from the Federal Home Loan Bank, maturing year	2012
Advances from the Federal Home Loan Bank, Interest rate, range from	2.94%
Advances from the Federal Home Loan Bank, Interest rate, range to	5.18%
Advances from the Federal Home Loan Bank		461
Federal Home Loan Bank Of Cincinnati | Interest rate 3.13%
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Advances from the Federal Home Loan Bank, maturing year	2013
Advances from the Federal Home Loan Bank, Interest rate	3.13%
Advances from the Federal Home Loan Bank	147	672
Federal Home Loan Bank Of Cincinnati | Interest rate 1.50% - 4.84%
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Advances from the Federal Home Loan Bank, maturing year	2014
Advances from the Federal Home Loan Bank, Interest rate, range from	1.50%
Advances from the Federal Home Loan Bank, Interest rate, range to	4.84%
Advances from the Federal Home Loan Bank	1,669	2,357
Federal Home Loan Bank Of Cincinnati | Interest rate 4.31% - 5.36%
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Advances from the Federal Home Loan Bank, maturing year	2015
Advances from the Federal Home Loan Bank, Interest rate, range from	4.31%
Advances from the Federal Home Loan Bank, Interest rate, range to	5.36%
Advances from the Federal Home Loan Bank	3,000	4,400
Federal Home Loan Bank Of Cincinnati | Interest rate 4.07% - 5.25%
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Advances from the Federal Home Loan Bank, maturing year	2016
Advances from the Federal Home Loan Bank, Interest rate, range from	4.07%
Advances from the Federal Home Loan Bank, Interest rate, range to	5.25%
Advances from the Federal Home Loan Bank	10,724	10,966
Federal Home Loan Bank Of Cincinnati | Interest rate 5.27% - 5.35%
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Advances from the Federal Home Loan Bank, maturing year	2017
Advances from the Federal Home Loan Bank, Interest rate, range from	5.27%
Advances from the Federal Home Loan Bank, Interest rate, range to	5.35%
Advances from the Federal Home Loan Bank	1,009	1,433
Federal Home Loan Bank Of Cincinnati | Interest rate 1.38% - 4.18%
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Advances from the Federal Home Loan Bank, maturing year	2018
Advances from the Federal Home Loan Bank, Interest rate, range from	1.38%
Advances from the Federal Home Loan Bank, Interest rate, range to	4.18%
Advances from the Federal Home Loan Bank	3,062	4,399
Federal Home Loan Bank Of Cincinnati | Interest rate 1.81%
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Advances from the Federal Home Loan Bank, maturing year	2020
Advances from the Federal Home Loan Bank, Interest rate	1.81%
Advances from the Federal Home Loan Bank	$ 4,703	$ 6,639